UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    May 29, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       5061        64600   X                         64600
Apache Corp              Common    037411105      25951       258376   X                        258376
Approach Resources Inc   Common    03834A103      33277       900600   X                        900600
Cabot Oil & Gas          Common    127097103      26468       849158   X                        849158
Cameron International C  Common    13342B105      16144       305588   X                        305588
Canadian Natural Resour  Common    136385101      18808       566840   X                        566840
CenterPoint Energy Inc   Common    15189T107      16777       850776   X                        850776
Chevron Corp             Common    166764100      19424       181181   X                        181181
Cimarex Energy           Common    171798101       4264        56500   X                         56500
Devon Energy Corp        Common    25179M103      32305       454237   X                        454237
EOG Resources            Common    26875P101      28575       257199   X                        257199
El Paso Corporation      Common    28336L109      46203      1563566   X                       1563566
Endeavour International  Common    29259G200       7095       598759   X                        598759
Energen Corp             Common    29265N108      13590       276500   X                        276500
Ensco Plc Ads            Common    29358Q109      13717       259163   X                        259163
Exxon Mobil Corp         Common    30231G102      25606       295236   X                        295236
Global Geophysical Svcs  Common    37946S107       7192       677805   X                        677805
Halliburton Co           Common    406216101      14165       426796   X                        426796
Hess Corporation         Common    42809H107      22190       376429   X                        376429
MDU Res Group Inc Com    Common    552690109      15700       701200   X                        701200
Nabors Industries Ltd    Common    G6359F103      11970       684400   X                        684400
National Fuel Gas Co     Common    636180101      23398       486250   X                        486250
National-Oilwell Varco,  Common    637071101      23985       301807   X                        301807
Newfield Exploration Co  Common    651290108      21391       616800   X                        616800
Noble Energy Inc         Common    655044105      36265       370879   X                        370879
Occidental Petroleum Co  Common    674599105      24444       256685   X                        256685
Petroleo Brasileiro Sa   Common    71654V101      16437       643092   X                        643092
Pioneer Natural Resourc  Common    723787107      28879       258794   X                        258794
Plains Exploration & Pr  Common    726505100      27094       635266   X                        635266
QEP Res Inc              Common    74733V100      31566      1034947   X                       1034947
Quicksilver Res Inc      Common    74837R104       6546      1298786   X                       1298786
Range Resouces Corp      Common    75281A109       5465        94000   X                         94000
Rowan Companies Inc      Common    779382100      12823       389400   X                        389400
Royal Dutch Shell Plc C  Common    780259206       8749       124750   X                        124750
Schlumberger LTD         Common    806857108      15853       226695   X                        226695
Southwestern Energy Co   Common    845467109       4795       156700   X                        156700
Superior Energy Service  Common    868157108      12500       474200   X                        474200
Talisman Energy, Inc     Common    87425E103      21400      1698390   X                       1698390
WPX Energy Inc           Common    98212B103       4269       237046   X                        237046
Williams Companies       Common    969457100      29449       955835   X                        955835

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:  759,792